Net borrowings - Reconciliation of movement in net borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	£ 14,137	£ 12,109
Net decrease in cash and cash equivalents before exchange	581	665	£ 231
Net increase/(decrease) in bonds and other borrowings	950	825
Increase in net borrowings from cash flows	1,531	1,490
Exchange differences on net borrowings	(159)	334
Other non-cash items	32	204
Net borrowings at end of the year	15,541	14,137	£ 12,109
Cash outflow for derivatives designated in forward point hedges	(2)	(4)
Non-cash items of fair value changes of CCS and IRS	(34)	(346)
Non-cash items of lease liabilities	(82)	(183)
Non-cash items of fair value change of borrowings	£ 84	£ 331